Contract liabilities and deferred income - Vasta Platform (Successor) (Details) - BRL (R$) R$ in Thousands		1 Months Ended		9 Months Ended	12 Months Ended
		Mar. 31, 2018	Aug. 31, 2017	Oct. 10, 2018	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Contract liabilities and deferred income
Contract liabilities and deferred income						R$ 53,707	R$ 58,524
Current						47,169	49,328
Non-current						6,538	9,196
Refund liability
Contract liabilities and deferred income
Contract liabilities and deferred income	[1]					42,005	45,248
Sales of employees' payroll
Contract liabilities and deferred income
Contract liabilities and deferred income	[2]					2,348	4,173
Deferred income			R$ 7,000
Lease term of the property			5 years
Deferred income in leaseback agreement
Contract liabilities and deferred income
Contract liabilities and deferred income	[3]					6,665	7,500
Other liabilities
Contract liabilities and deferred income
Contract liabilities and deferred income						R$ 2,689	1,603
Vasta Platform (Successor)
Contract liabilities and deferred income
Contract liabilities and deferred income							58,524	R$ 89,288
Current							49,328	76,001
Non-current							9,196	13,287
Vasta Platform (Successor) | Refund liability
Contract liabilities and deferred income
Contract liabilities and deferred income	[4]						45,248	73,548
Vasta Platform (Successor) | Sales of employees' payroll
Contract liabilities and deferred income
Contract liabilities and deferred income	[5]						4,173	5,738
Deferred income			R$ 7,000
Lease term of the property			5 years
Vasta Platform (Successor) | Deferred income in leaseback agreement
Contract liabilities and deferred income
Contract liabilities and deferred income	[6]						7,500	8,410
Vasta Platform (Successor) | Other liabilities
Contract liabilities and deferred income
Contract liabilities and deferred income							R$ 1,603	R$ 1,592
Somos - Anglo (Predecessor)
Contract liabilities and deferred income
Contract liabilities and deferred income					R$ 78,153				R$ 68,243
Current					72,918				68,243
Non-current					5,235
Proceeds from sale of property, plant and equipment				R$ 25,500
Somos - Anglo (Predecessor) | Refund liability
Contract liabilities and deferred income
Contract liabilities and deferred income	[7]				68,833				68,149
Somos - Anglo (Predecessor) | Sales of employees' payroll
Contract liabilities and deferred income
Contract liabilities and deferred income	[8]				6,800
Deferred income			R$ 7,000
Lease term of the property			5 years
Somos - Anglo (Predecessor) | Deferred income in leaseback agreement
Contract liabilities and deferred income
Proceeds from sale of property, plant and equipment		R$ 25,500
Deferred income		R$ 9,104
Lease term of the property		120 months
Somos - Anglo (Predecessor) | Other liabilities
Contract liabilities and deferred income
Contract liabilities and deferred income					R$ 2,520				R$ 94

[1]	Refers to the customers right to return products.
[2]	Refers to deferred income related to the sale of a -year exclusivity to process our Company employees’ payroll to Banco Itaú for R$ thousand, in August 2017. This income will be recognized on a straight-line basis throughout the contract term as “Other Operating income” as the Company believes that the rights of exclusivity are transferred to Itaú over this year.
[3]	In March 2018, the predecessor Somos-Anglo entered into a sales and leaseback agreement of a property located at Avenida João Dias in the city of São Paulo in the amount of R$ . This transaction included deferred income of R$ , which will be appropriated according to the lease term of the property ( months).
[4]	Refers to the customers’ right to return products (note 3.b)
[5]	Refers to deferred income related to the sale of a 5-year exclusivity to process our Business employees’ payroll to Banco Itaú for R$ 7,000 thousand, on August 2017. This income will be recognized on a straight line basis throughout the contract term as “Other Operating income” as the Business believes that the rights of exclusivity are transferred toItaúover this period.
[6]	In March, 2018, the predecessor Somos-Anglo entered into a sales and leaseback agreement of a property located at João Dias Avenue in the city of São Paulo in the amount of R$ 25,500. This transaction included a deferred income of R$ 9,104 which will be appropriated according to the lease term of the property (120 months).
[7]	Relates to customers’ right to return products.
[8]	Refers to deferred income related to the sale of a 5-year exclusivity to process our Business employees’ payroll to Banco Itaú for R$7,000 thousand, in August 2017. This income will be recognized on a straight line basis throughout the contract term as “Other Operating income” as the Business’ believes that the rights of exclusivity are transferred to Itaú over this period.